Container Impairment in Consolidated Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Container impairment	$ 8,072	$ 94,623	[1],[2],[3]	$ 35,345
Reversal of previously recorded impairments on containers held for sale due to rising used container prices during the year	(11,225)
Containers for Sale
Property, Plant and Equipment [Line Items]
Container impairment	15,475	66,455		32,680
Container Unrecoverable in Lessees Bankruptcy
Property, Plant and Equipment [Line Items]
Container impairment		22,961
Containers Unrecoverable in Lessees Default
Property, Plant and Equipment [Line Items]
Container impairment	$ 3,822	$ 5,207		697
Container Unrecoverable in Lessees Insolvency
Property, Plant and Equipment [Line Items]
Container impairment				$ 1,968

[1]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts for the years ended December 31, 2016 and 2015 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods"), to reclassify debt balances in order to conform with the 2017 presentation and for the adoption of Accounting Standards Update No. 2016-15, Statement of Cash Flows (Topic230): Classification of Certain Cash Receipts and Cash Payments and Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash.